Property, Plant and Equipment (Tables)	12 Months Ended
Jul. 31, 2021
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
Cost	Land	Buildings	Leasehold improvements	Cultivation and production equipment	Furniture, computers, vehicles and equipment	Construction in progress	Right-of-Use assets	Total
	$	$	$	$	$	$	$	$
At July 31, 2019	5,339	150,834	627	42,029	10,368	57,550	-	266,747
Additions	-	24,432	1,395	14,969	9,404	66,246	24,405	140,851
Disposals	(3,683)	(18,260)	-	(13,402)	(909)	(5,428)	-	(41,682)
Transfers	-	7,943	22,417	(10,135)	8	(20,233)	-	-
At July 31, 2020	1,656	164,949	24,439	33,461	18,871	98,135	24,405	365,916
Business acquisition	1,100	95,788	-	6,154	8,578	395	17,059	129,074
Additions	-	1,213	63	2,284	294	16,960		20,814
Disposals	-	1	-	(67)	-	-	(1,055)	(1,121)
Transfers	-	3,951	17,649	884	1,388	(23,544)	-	328
At July 31, 2021	2,756	265,902	42,151	42,716	29,131	91,946	40,409	515,011

Accumulated depreciation and impairments
At July 31, 2019	-	4,392	130	2,216	1,216	-	-	7,954
Depreciation	-	7,395	879	3,702	3,562	-	2,522	18,060
Transfers	-	-	-	271	(271)	-	-	-
Disposals	-	(17,081)	-	(7,435)	(366)	-	-	(24,882)
Impairments	307	19,006	-	9,937	-	48,990	1,178	79,418
At July 31, 2020	307	13,712	1,009	8,691	4,141	48,990	3,700	80,550
Depreciation	-	7,981	2,173	5,145	4,229	-	2,246	21,774
Transfers	-	(110)	(16)	(78)	(277)	-	-	(481)
Disposals	-	-	-	-	-	-	(964)	(964)
Impairments	-	160	85	2,104	61	-	17,820	20,230
At July 31, 2021	307	21,743	3,251	15,862	8,154	48,990	22,802	121,109

Net book value
At July 31, 2019	5,339	146,442	497	39,813	9,152	57,550	-	258,793
At July 31, 2020	1,349	151,237	23,430	24,770	14,730	49,145	20,705	285,366
At July 31, 2021	2,449	244,159	38,900	26,854	20,977	42,956	17,607	393,902